UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22926

Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
(Exact name of registrant as specified in charter)

120 N Hale Street, Suite 200
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Benjamin T. Fulton

Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
120 N Hale Street, Suite 200
Wheaton, IL 60187
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

DWAC
Elkhorn Commodity Rotation Strategy ETF

RCOM
Elkhorn Fundamental Commodity Strategy ETF

Annual Report
ELKHORN ETF TRUST
03/31/2018

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	1
Shareholder Expense Example	5
Schedules of Investments
Elkhorn Commodity Rotation Strategy ETF	6
Elkhorn Fundamental Commodity Strategy ETF	8
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Trustees and Officers	22
Supplemental Information	23

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Elkhorn Commodity Rotation Strategy ETF

The Elkhorn Commodity Rotation Strategy ETF (the “Fund”) is a momentum-based, actively managed ETF that uses Dorsey Wright & Associates' proprietary Relative Strength methodology to select the five commodities with the highest relative strength from a universe of 21 commodities, and adds a mix of short duration, highly liquid, high quality bonds. The portfolio is designed to be a tactical, momentum-based commodity strategy with a modified dynamic roll methodology.

Research shows that momentum investing captures an important and pervasive dimension of return. Momentum’s effect has also been shown to exist across a range of markets, time periods, and asset classes, including the commodity space.

From Inception and during the reporting period, the Fund has underperformed the S&P GSCI Index. The Fund has found itself to be highly concentrated and allocated in commodities that are going through transition. This has provided exposures in the past year that have not kept it competitive to indices, such as the S&P GSCI, with high energy exposure when oil was rising and increased oil exposure when oil was falling. The Fund would perform better during sustained trend following periods instead of broad commodity transition such as we experienced in the past 12 months. The Fund’s NAV performance from 3/31/17 to 3/31/18 was 4.85% compared to 13.83% for the S&P GSCI Index.

The advisor believes the Fund has performed reasonably well in a period that witnessed a fair amount of back and forth price action from one month to another. The advisor believes the Fund could exhibit strong relative outperformance if leadership within the commodity space is sustained in the periods ahead.

Average Annual Total Return
	Fund NAV	Fund Market Value	Elkhorn Dorsey Wright Commodity Rotation Index	S&P GSCI Index
1 Year	4.85%	4.61%	6.33%	13.83%
Since Inception*	1.86%	1.12%	3.91%	12.11%

*	Commenced operations on 9/20/2016

The Elkhorn Dorsey Wright Commodity Rotation Index tracks a proprietary model of commodity futures that is developed, maintained and sponsored by Dorsey Wright & Associates. The S&P GSCI Index comprises the principal physical commodities of active, liquid futures markets and is recognized as a leading measure of general price movements and inflation in the world economy. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (S&P).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities therefore does not incur expenses incurred by the Fund. The index returns do not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these fees and expenses. One cannot invest directly in an index.

Total returns for less than a period of one year are not annualized.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Performance data quoted represents past performance, which is not a guarantee of future results. Investment returns and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The NAV is calculated by dividing the net assets by the number of shares outstanding. The price used to calculate the market price returns is determined by using the midpoint bid/ask of the closing price listed on the primary stock exchange on which shares of the Fund are listed for trading and does not represent returns an investor would receive if shares were traded at other times.

The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares. Market returns do not reflect brokerage commissions that may be payable on secondary market transactions.

Hypothetical growth of a $10,000 Investment

For the period 09/20/2016 (Commencement of operations) to 3/31/2018

Elkhorn Commodity Rotation Strategy ETF (1)

Elkhorn Dorsey Wright Commodity Rotation Index

S&P GSCI Index

(1)	Based on NAV

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Elkhorn Fundamental Commodity Strategy ETF

The Elkhorn Fundamental Commodity Strategy ETF (the “Fund”) is a fundamental factor-weighted, broad-market commodity fund with a diversified approach to investing in liquid commodities. It has exposure to 24 GSCI commodity components. By broadening the opportunity set and dynamically selecting from liquid, longer-maturity contracts, the strategy seeks to avoid unnecessary turnover and lowers overall portfolio volatility.

The strategy focuses on systematic sources of return by allocating to commodities with positive roll yield and momentum—primary drivers of excess returns in commodity investing.

Since Inception and during the reporting period, the Fund has outperformed the Bloomberg Commodity Index. Although broad balanced weighted commodity indices have had lackluster performance over the past 12 months, the Fund has provided positive returns. The Bloomberg Commodity Index from 3/31/17 to 3/31/18 was up 3.71% and the Fund’s NAV performance was up 12.69%. The excess return was primarily due to capturing positive roll yield and momentum within the various contracts.

The Fund kept its mix of Fixed Income in highly liquid, high quality bonds, with maturities of no longer than six months (>95% US Treasury Bills). The advisor believes the risk/reward of going out further on the maturity curve is not warranted at this time.

The advisor believes the Fund delivered good performance at favorable volatility levels during the period.

Average Annual Total Return
	Fund NAV	Fund Market Value	Dow Jones RAFI Commodity Total Return Index	Bloomberg Commodity Index TR
1 Year	12.69%	12.59%	13.77%	3.71%
Since Inception*	8.81%	8.40%	10.22%	3.45%

*	Commenced operations on 9/20/2016

The Dow Jones RAFI Commodity Index is jointly compiled by S&P Dow Jones Indices and Research Affiliates (“RAFI”), is a version of the Dow Jones Commodity Index, a broad-market commodity index with equally weighted sectors and liquidity weighted commodities. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities therefore does not incur expenses incurred by the Fund. The index returns do not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these fees and expenses. One cannot invest directly in an index.

Total returns for less than a period of one year are not annualized.

Performance data quoted represents past performance, which is not a guarantee of future results. Investment returns and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The NAV is calculated by dividing the net assets by the number of shares outstanding. The price used to calculate the market price returns is determined by using the midpoint bid/ask of the closing price listed on the primary stock exchange on which shares of the Fund are listed for trading and does not represent returns an investor would receive if shares were traded at other times.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares. Market returns do not reflect brokerage commissions that may be payable on secondary market transactions

Hypothetical growth of a $10,000 Investment

For the period 9/20/2016 (Commencement of operations) to 3/31/2018

Elkhorn Fundamental Commodity Strategy ETF(1)

Dow Jones RAFI Commodity Total Return Index

Bloomberg Commodity Index TR

(1)	Based on NAV

 SHAREHOLDER EXPENSE EXAMPLE

MARCH 31, 2018 (UNAUDITED)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 through March 31, 2018).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Annualized Expense Ratio for the Period	Expenses Paid During Period 10/1/2017 - 3/31/2018[1]
Elkhorn Commodity Rotation Strategy ETF
Actual	$ 1,000.00	$1,093.90	0.99%	$ 5.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.00	0.99%	$ 4.99
Elkhorn Fundamental Commodity Strategy ETF
Actual	$ 1,000.00	$ 1,096.70	0.75%	$ 3.92
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.19	0.75%	$ 3.78

[1]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by182/365 (to reflect the one-half year period).

ELKHORN COMMODITY ROTATION STRATEGY ETF

Consolidated Schedule of Investments

March 31, 2018

Investments	Principal	Value
TREASURY BILLS—46.5%(a)
U.S. Treasury Bill, 1.44%, 05/31/2018	$700,000	$698,092
U.S. Treasury Bill, 1.54%, 06/28/2018	500,000	497,973
Total Treasury Bills
(Cost $1,196,509)		1,196,065
CORPORATE BONDS—14.5%
Agriculture—2.7%
Altria Group, Inc., 9.7%, 11/10/2018	67,000	69,842

Computers—4.0%
International Business Machines Corp., 7.63%, 10/15/2018	100,000	102,705

Healthcare-Products—7.8%
Danaher Corp., 1.65%, 9/15/2018	200,000	199,186

Total Corporate Bonds
(Cost $373,021)		371,733
Total Investments—61.0% (Cost $1,569,530)		$1,567,798
Other Assets in Excess of Liabilities—39.0%		1,003,407
Net Assets—100.0%		$2,571,205

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At March 31, 2018, open futures contracts were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts
LME Copper Future	12/17/2018	16	$2,710,200	$(250,813)
LME PRI Alum Future	12/17/2018	10	507,063	8,950
LME PRI Alum Future	12/16/2019	9	464,344	8,381
				$(233,482)
Long Contracts
Brent Crude Future	10/31/2018	8	533,440	44,870
Gasoline RBOB Future	8/31/2018	6	498,884	38,548
LME Copper Future	12/17/2018	16	2,710,200	389,594
LME PRI Alum Future	12/17/2018	10	507,063	23,525
LME PRI Alum Future	12/16/2019	9	464,344	(9,856)
LME PRI Copper Future	12/16/2019	3	514,163	(18,769)
LME Zinc Future	12/17/2018	6	487,650	1,500

The accompanying notes are an integral part of these financial statements.

ELKHORN COMMODITY ROTATION STRATEGY ETF

Consolidated Schedule of Investments, CONTINUED

March 31, 2018

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
NY Harb ULSD Future	7/31/2018	6	$508,309	$33,088
				$502,500
Net Unrealized Appreciation (Depreciation)				$269,018

Cash posted as collateral to broker for futures contracts was $112,984 at March 31, 2018.

SCHEDULE OF INVESTMENTS SUMMARY
As of March 31, 2018
Sector	% of Total Investments
Consumer Staples	4.4%
Government	76.3
Health Care	12.7
Information Technology	6.6
Total Investments	100.0%

SCHEDULE OF INVESTMENTS SUMMARY
As of March 31, 2018
Commodity Sector	% of Total Notional Amount
Base Metals	84.4%
Energy	15.6
Total	100.0%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Treasury Bills	$1,196,065	$–	$–	$1,196,065
Corporate Bonds	–	371,733	–	371,733
Other Investments
Futures	548,456	–	–	548,456
Total	$1,744,521	$371,733	$–	$2,116,254
Liability Valuation Inputs
Other Investments
Futures	$279,438	$–	$–	$279,438
Total	$279,438	$–	$–	$279,438

For the year ended March 31, 2018, there were no transfers between any levels. As of March 31, 2018 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF

Consolidated Schedule of Investments

March 31, 2018

Investments	Principal	Value
TREASURY BILLS—53.6%(a)
U.S. Treasury Bill, 1.36%, 05/10/2018	$900,000	$898,459
U.S. Treasury Bill, 1.54%, 06/28/2018	1,500,000	1,493,919
U.S. Treasury Bill, 1.63%, 07/19/2018	3,000,000	2,984,347
U.S. Treasury Bill, 1.79%, 10/11/2018	1,500,000	1,485,240
Total Treasury Bills
(Cost $6,864,743)		6,861,965
U.S. TREASURY NOTES—15.5%
U.S. Treasury Note, 0.75%, 09/30/2018	1,000,000	994,238
U.S. Treasury Note, 0.75%, 10/31/2018	1,000,000	993,027
Total U.S. Treasury Notes
(Cost $1,987,491)		1,987,265
Total Investments—69.1% (Cost $8,852,234)		$8,849,230
Other Assets in Excess of Liabilities—30.9%		3,948,161
Net Assets—100.0%		$12,797,391

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At March 31, 2018, open futures contracts were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts
LME Copper Future	12/17/2018	21	$3,557,138	$(171,706)
LME Lead Future	4/16/2018	3	179,925	4,013
LME Lead Future	12/17/2018	6	359,363	22,000
LME Nickel Future	8/13/2018	2	159,942	(4,194)
LME Nickel Future	9/17/2018	3	240,291	(45,780)
LME Nickel Future	12/17/2018	6	482,328	(125,601)
LME PRI Alum Future	12/17/2018	16	811,300	38,405
LME PRI Alum Future	1/14/2019	3	152,306	12,425
LME PRI Copper Future	12/16/2019	2	342,775	19,938
LME Zinc Future	12/17/2018	12	975,300	(56,400)
				$(306,900)
Long Contracts
Brent Crude Future	9/28/2018	30	$2,012,700	$175,940
Cattle Feeder Future	9/27/2018	2	141,325	(10,875)
Cocoa Future	7/16/2019	5	129,450	12,420
Coffee 'C' Future	3/19/2019	1	48,450	(2,756)
Corn Future	3/14/2019	19	397,337	16,150
Cotton No.2 Future	12/06/2018	4	155,460	9,765

The accompanying notes are an integral part of these financial statements.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF

Consolidated Schedule of Investments, CONTINUED

March 31, 2018

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Gasoline RBOB Future	9/28/2018	6	464,965	$16,813
Gold 100 Oz Future	8/29/2018	7	933,310	(320)
KC HRW Wheat Future	12/14/2018	3	79,462	(3,400)
Lean Hogs Future	10/12/2018	3	79,050	(5,050)
Live Cattle Future	6/29/2018	9	369,270	(32,760)
LME Copper Future	12/17/2018	21	3,557,138	639,775
LME Lead Future	4/16/2018	3	179,925	(12,594)
LME Lead Future	5/14/2018	2	119,825	(688)
LME Lead Future	12/17/2018	6	359,363	(12,500)
LME Nickel Future	8/13/2018	2	159,942	30,444
LME Nickel Future	9/17/2018	3	240,291	18,351
LME Nickel Future	12/17/2018	6	482,328	98,090
LME Nickel Future	12/16/2019	5	407,250	30,690
LME PRI Alum Future	12/17/2018	16	811,300	12,313
LME PRI Alum Future	1/14/2019	12	609,225	(58,318)
LME PRI Copper Future	12/16/2019	9	1,542,488	(90,375)
LME Zinc Future	12/17/2018	12	975,300	163,819
LME Zinc Future	12/16/2019	6	468,750	(20,913)
Low Su Gasoil G Future	6/12/2018	10	614,000	64,600
Natural Gas Future	3/27/2019	11	293,150	(520)
NY Harb ULSD Future	5/31/2019	5	413,343	24,793
Silver Future	12/27/2018	1	82,980	(395)
Soybean Future	11/14/2018	25	1,309,688	51,119
Sugar Future	4/30/2019	3	48,216	(2,083)
Wheat Future	12/14/2018	9	227,925	(6,213)
WTI Crude Future	9/20/2018	37	2,328,040	118,260
				$1,223,582
Net Unrealized Appreciation (Depreciation)				$916,682

Cash posted as collateral to broker for futures contracts was $1,052,850 at March 31, 2018.

SCHEDULE OF INVESTMENTS SUMMARY
As of March 31, 2018
Sector	% of Total Investments
Government	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of these financial statements.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF

Consolidated Schedule of Investments, CONTINUED

March 31, 2018

SCHEDULE OF INVESTMENTS SUMMARY
As of March 31, 2018
Commodity Sector	% of Total Notional Amount
Agriculture	12.5%
Base Metals	62.9
Energy	20.9
Precious Metals	3.7
Total	100.0%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Treasury Bills	$6,861,965	$–	$–	$6,861,965
U.S. Treasury Notes	1,987,265	–	–	1,987,265
Other Investments
Futures	1,580,123	–	–	1,580,123
Total	$10,429,353	$–	$–	$10,429,353
Liability Valuation Inputs
Other Investments
Futures	$663,441	$–	$–	$663,441
Total	$663,441	$–	$–	$663,441

For the year ended March 31, 2018, there were no transfers between any levels. As of March 31, 2018 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

ELKHORN ETF TRUST
Consolidated Statements of Assets and Liabilities
March 31, 2018
	Elkhorn Commodity Rotation Strategy ETF	Elkhorn Fundamental Commodity Strategy ETF
ASSETS:
Investments, at cost	$1,569,530	$8,852,234
Investments, at value	$1,567,798	$8,849,230
Cash	561,513	1,957,803
Cash collateral held at brokers	112,984	1,052,850
Receivables:
Due from advisor	57,343	57,343
Interest	6,206	6,920
Variation Margin	267,479	881,304
Total Assets	2,573,323	12,805,450
LIABILITIES:
Payables:
Advisory fees	2,118	8,059
Total Liabilities	2,118	8,059
NET ASSETS	$2,571,205	$12,797,391
NET ASSETS CONSIST OF:
Paid-in capital	$2,323,967	$11,896,481
Undistributed net investment loss	(17,869)	(12,718)
Accumulated net realized gain (loss) on investments and futures contracts	(2,179)	(50)
Net unrealized appreciation (depreciation) on investments and futures contracts	267,286	913,678
NET ASSETS	$2,571,205	$12,797,391
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	100,002	450,002
Net asset value, per share	$25.71	$28.44

The accompanying notes are an integral part of these financial statements.

ELKHORN ETF TRUST
Consolidated Statements of Operations
For the Year Ended March 31, 2018
	Elkhorn Commodity Rotation Strategy ETF	Elkhorn Fundamental Commodity Strategy ETF
INVESTMENT INCOME:
Interest income	$19,745	$85,935
EXPENSES:
Advisory fees	24,473	74,853
Net Investment Income (Loss)	(4,728)	11,082
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on
Investments	(93)	(2)
Futures contracts	115,664	493,801
Total net realized gain (loss)	115,571	493,799
Net change in unrealized appreciation (depreciation) on
Investments	(283)	2,988
Futures contracts	8,381	664,250
Net change in unrealized appreciation (depreciation)	8,098	667,238
Net realized and change in unrealized appreciation (depreciation) on investments and futures contracts	123,669	1,161,037
Net Increase in Net Assets Resulting From Operations	$118,941	$1,172,119

The accompanying notes are an integral part of these financial statements.

ELKHORN ETF TRUST
Consolidated Statements of Changes in Net Assets

	Elkhorn Commodity Rotation Strategy ETF		Elkhorn Fundamental Commodity Strategy ETF
	Year Ended March 31, 2018	For the Period September 20, 2016[1] to March 31, 2017	Year Ended March 31, 2018	For the Period September 20, 2016[1] to March 31, 2017
OPERATIONS:
Net investment income (loss)	$(4,728)	$(21,257)	$11,082	$(27,877)
Net realized gain (loss) on investments and futures contracts	115,571	(372,882)	493,799	(165,347)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	8,098	259,188	667,238	246,440
Net increase (decrease) in net assets resulting from operations	118,941	(134,951)	1,172,119	53,216
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	–	11,230,678	4,047,953	15,213,462
Cost of shares redeemed	–	(8,643,463)	(1,255,349)	(6,434,010)
Net increase in net assets resulting from shareholder transactions	–	2,587,215	2,792,604	8,779,452
Increase in net assets	118,941	2,452,264	3,964,723	8,832,668
NET ASSETS:
Beginning of period	2,452,264	–	8,832,668	–
End of period	$2,571,205	$2,452,264	$12,797,391	$8,832,668
Undistributed net investment income (loss) included in net assets at end of period	$(17,869)	$(11,134)	$(12,718)	$(12,844)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,002	–	350,002	–
Shares sold	–	450,002	150,000	600,002
Shares redeemed	–	(350,000)	(50,000)	(250,000)
Shares outstanding, end of period	100,002	100,002	450,002	350,002

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

ELKHORN ETF TRUST
ELKHORN COMMODITY ROTATION STRATEGY ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Year Ended March 31, 2018	For the Period September 20, 2016[1] to March 31, 2017
Per Share Operating Performance:
(for a share of capital stock outstanding throughout each period)
Net asset value, beginning of period	$24.52	$25.00
Income from Investment Operations:
Net investment loss[2]	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments[3]	1.24	(0.39)
Total gain (loss) from investment operations	1.19	(0.48)
Net asset value, end of period	$25.71	$24.52
Market value, end of period	$25.51	$24.48
Total Return at Net Asset Value[3]	4.85%	(1.91)%[4]
Total Return at Market Value	4.61%	(2.77)%[4]
Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$2,571	$2,452
Ratio to average net assets of:
Expenses	0.99%	0.99%[5]
Net investment income (loss)	(0.19)%	(0.69)%[5]
Portfolio turnover rate[6]	0%	0%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]	Net realized and unrealized loss on investments includes an increase in per share net asset value of $0.57 and $0.07 related to a voluntary reimbursement by the adviser for commission expenses on futures transactions for the periods ended March 31, 2018 and March 31, 2017, respectively. This reimbursement increased total return at net asset value by 2.34% and 0.28% for the periods ended March 31, 2018 and March 31, 2017, respectively.
[4]	Not Annualized.
[5]	Annualized for periods less than one year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Year Ended March 31, 2018	For the Period September 20, 2016[1] to March 31, 2017
Per Share Operating Performance:
(for a share of capital stock outstanding throughout each period)
Net asset value, beginning of period	$25.24	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.03	(0.07)
Net realized and unrealized gain on investments[3]	3.17	0.31
Total gain from investment operations	3.20	0.24
Net asset value, end of period	$28.44	$25.24
Market value, end of period	$28.30	$25.22
Total Return at Net Asset Value[3]	12.69%	0.94%[4]
Total Return at Market Value	12.59%	0.44%[4]
Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$12,797	$8,833
Ratio to average net assets of:
Expenses	0.75%	0.75%[5]
Net investment income (loss)	0.11%	(0.5)%[5]
Portfolio turnover rate[6]	0%	0%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]	Net realized and unrealized loss on investments includes an increase in per share net asset value of $0.15 and $0.04 related to a voluntary reimbursement by the adviser for commission expenses on futures transactions for the periods ended March 31, 2018 and March 31, 2017, respectively. This reimbursement increased total return at net asset value by 0.50% and 0.16% for the periods ended March 31, 2018 and March 31, 2017, respectively.
[4]	Not Annualized.
[5]	Annualized for periods less than one year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2018

1.	ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF, (each a “Fund” and collectively, “Funds”) are presented herein. Each Fund is classified as a non-diversified series of the Trust.

Funds	Commencement of operations
Elkhorn Commodity Rotation Strategy ETF	September 20, 2016
Elkhorn Fundamental Commodity Strategy ETF	September 20, 2016

Funds	Investment objectives
Elkhorn Commodity Rotation Strategy ETF	The Fund seeks to provide investors with total return.
Elkhorn Fundamental Commodity Strategy ETF	The Fund seeks to provide investors with total return.

2.	CONSOLIDATION OF SUBSIDIARIES

Elkhorn Cayman Fund 2 and Elkhorn Cayman Fund 1 (each, a “Subsidiary”: collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF, respectively. The principal purpose of the investments of the Funds noted above in the Subsidiaries is to allow the Funds to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at March 31, 2018:

Funds	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
Elkhorn Commodity Rotation Strategy ETF	Elkhorn Cayman Fund 2	$437,806	17.0%
Elkhorn Fundamental Commodity Strategy ETF	Elkhorn Cayman Fund 1	1,991,497	15.6

The Consolidated Schedules of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the Funds listed above include the accounts of wholly- owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

3.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates:

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions:

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

NOTES TO FINANCIAL STATEMENTS

March 31, 2018, CONTINUED

Futures contracts:

The Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF, through their Subsidiaries, invest in a combination of exchange-listed commodity futures contracts in the normal course of pursuing their investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Funds and variation margin receivable or payable. Payments received or paid by the Funds adjust the variation margin accounts. When a contract is closed, the Funds record a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at March 31, 2018, if any, are listed in the Consolidated Schedules of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Consolidated Statements of Assets and Liabilities.

Investment Valuation:

Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Debt securities are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses broker quotes to value the securities. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC, (the “Adviser”) determines the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

NOTES TO FINANCIAL STATEMENTS

March 31, 2018, CONTINUED

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at March 31, 2018, is disclosed at the end of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees:

The Funds pay to the Adviser, a related party, a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of each Fund) in return for providing investment management and supervisory services as follows:

Funds	Management Fees
Elkhorn Commodity Rotation Strategy ETF	0.99%
Elkhorn Fundamental Commodity Strategy ETF	0.75%

Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of each Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Administrator, Custodian, Accounting Agent and Transfer Agent Services:

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Distribution and Service Fees:

Foreside Fund Services, LLC (the “Distributor”), serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fees are currently paid by the Funds under the plan, and the Funds will not pay 12b-1 fees any time before March 31, 2018.

5.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit for the Funds consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Funds, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

NOTES TO FINANCIAL STATEMENTS

March 31, 2018, CONTINUED

6.	INVESTMENT TRANSACTIONS

There were no cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended March 31, 2018.

7.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

The following is the location and each Fund’s fair values of derivative investments disclosed, if any, in the Consolidated Statements of Assets and Liabilities, categorized by primary market risk exposure as of March 31, 2018.

Funds	Asset Derivatives:	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Unrealized appreciation on futures contracts (1)	$548,456
Elkhorn Fundamental Commodity Strategy ETF	Unrealized appreciation on futures contracts (1)	1,580,123

Funds	Liability Derivatives:	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Unrealized appreciation on futures contracts (1)	$279,438
Elkhorn Fundamental Commodity Strategy ETF	Unrealized appreciation on futures contracts (1)	663,441

(1)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following is the location and the effect of derivative investments, if any, on the Consolidated Statements of Operations, categorized by primary market risk exposure during the year ended March 31, 2018.

Funds	Realized Gain (Loss):	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Futures contracts	$115,664
Elkhorn Fundamental Commodity Strategy ETF	Futures contracts	493,801

Funds	Change in Unrealized Gain (Loss):	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Futures contracts	$8,381
Elkhorn Fundamental Commodity Strategy ETF	Futures contracts	664,250

The following is a summary of the fiscal quarter end average volume on derivative activity for the year ended March 31, 2018.

	Elkhorn Commodity Rotation Strategy ETF	Elkhorn Fundamental Commodity Strategy ETF
Futures contracts:
Average notional value of contracts	14,107,671	23,508,939

For the purpose of this calculation, notional amounts outstanding are at absolute value.

8.	FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2017 and 2018), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS

March 31, 2018, CONTINUED

At March 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes (including derivatives) were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elkhorn Commodity Rotation Strategy ETF	$1,841,718	$-	$(273,940)	$(273,940)
Elkhorn Fundamental Commodity Strategy ETF	9,874,788	200,249	(1,225,807)	(1,025,558)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to commodity-based derivatives and investments in the subsidiaries.

At March 31, 2018, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Elkhorn Commodity Rotation Strategy ETF	$254,339	$(2,179)	$(4,922)	$247,238
Elkhorn Fundamental Commodity Strategy ETF	1,009,836	(50)	(108,876)	900,910

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended March 31, 2018, the Funds did not defer qualified late year losses.

At March 31, 2018, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Funds	Short-Term No Expiration	Long-Term No Expiration
Elkhorn Commodity Rotation Strategy ETF	$2,179	$-
Elkhorn Fundamental Commodity Strategy ETF	50	-

At March 31, 2018, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets were as follows:

Funds	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Elkhorn Commodity Rotation Strategy ETF	$(2,007)	$(115,664)	$117,671
Elkhorn Fundamental Commodity Strategy ETF	(10,956)	(493,801)	504,757

NOTES TO FINANCIAL STATEMENTS

March 31, 2018, CONTINUED

9.	INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on industry experience, the Funds expect this risk of loss due to these warranties and indemnities to be remote.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

Index Risk. The Funds invest in securities included in or representative of its Index regardless of their investment merit. Therefore, the Funds would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is under performing.

Non-Diversified Risk. Because the Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Funds.

11.	SUBSEQUENT EVENT

The Board voted to terminate and liquidate Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF (each a “Liquidating Fund,” and collectively, the “Liquidating Funds”). After the close of business on April 13, 2018, subject to applicable law, the Liquidating Funds no longer accepted creation orders. Trading in the Liquidating Funds halted prior to market open on April 16, 2018.

NOTES TO FINANCIAL STATEMENTS

March 31, 2018, CONTINUED

		TRUSTEES AND OFFICERS (UNAUDITED)
Name, Address, Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Bruce Howard YOB: 1952	Trustee	Since 2015	Advisory Board Member, Performance Trust Capital Partners LLC, 2009-present; Director/ Tax Consultant, Tyndale House Publishers Inc., 1980-present; Professor of Business & Economics, Wheaton College, 1980-present	4	None
Gregory D. Bunch YOB: 1958	Trustee	Since 2015	Adjunct Professor of Entrepreneurship, University of Chicago, 2009-present; President, Masterplan International Corporation, 1998-present; Co-Founder, Oration, 2012-2013	4	None
Jeffrey P. Helton YOB: 1959	Trustee	Since 2015	Pastor, The People’s Church, 2012-2015; Executive/Life Coach, WellSpring Coaching, 2010-present	4	None
Interested Trustee*
Benjamin T. Fulton YOB: 1961	Trustee and President of the Trust	Trustee and President since 2015	Chief Executive Officer and President, Elkhorn Investments, LLC, 2013-present; Managing Director, Invesco PowerShares Capital Management LLC, 2005-2013	4	None

*	Mr. Fulton is an ‘‘interested person,’’ as defined by the Investment Company Act of 1940, as amended, because of his employment within Elkhorn.

Name, Address, Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
James Nash YOB: 1976	Chief Compliance Officer and AntiMoney Laundering Officer	Since 2017

Foreside Fund Officer Services, LLC, Fund, 2016-present, Chief

Compliance Officer; JP Morgan Chase & Co., 2014-2016, Senior

Associate, Regulator, Administration Advisor; Linedata Services, 2011-2014, Product Analyst

Philip L. Ziesemer YOB: 1963	Principal Financial Officer and Secretary	Since 2015	Chief Financial Officer, Elkhorn Investments, LLC, 2013-present; Chief Financial Officer, Renegade Holdings, 2009-2013

The board voted to terminate and liquidate the Funds. See Subsequent Events-Note 11 for more information.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 630-355-4676 or visiting www.elkhorn.com. The board voted to terminate and liquidate the Funds. See Subsequent Events- Note 11 for more information.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q. Form N-Q for the Trust is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q are available without charge, upon request, by calling 1-844-355-3837 or by writing to Elkhorn ETF Trust, 845 W. Washington Blvd, 3rd Floor, Chicago, IL 60607.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 312-219-6285. This information is also available on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUM AND DISCOUNT

The tables below present information about the differences between the daily market trading prices for shares of each Fund and a Fund’s net asset value (“NAV”). Each Fund’s market price is based on the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the close of trading. Shares of each Fund will trade at market prices rather than NAV. The share may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

The NAV of each Fund will generally fluctuate with changes in the market value of each Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares. Premiums or discounts are the differences (expressed as a percentage) between the NAV and market price of each Fund.

The following information in the tables below shows the frequency distributions of premium and discount for each Fund for the period from commencement of trading on secondary market of each Fund to March 31, 2018.

Each line in the tables shows the number of trading days in which each Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

Elkhorn Commodity Rotation Strategy ETF
9/21/16* – March 31, 2018
Basis Point Differential	Market Price Above or Equal to NAV Number of Days	Market Price Below NAV Number of Days
0-24.99	71	157
25-49.9	19	89
50-99.9	12	25
100-149.9	3	2
150-199.9	1	1
>200	2	1
Total	108	275

SUPPLEMENTAL INFORMATION (UNAUDITED)

Elkhorn Fundamental Commodity Strategy ETF
9/21/16* – March 31, 2018
Basis Point Differential	Market Price Above or Equal to NAV Number of Days	Market Price Below NAV Number of Days
0-24.99	115	132
25-49.9	58	15
50-99.9	43	6
100-149.9	6	3
150-199.9	1	0
>200	4	0
Total	227	156

*	Commencement of trading on secondary market.

INVESTMENT ADVISOR

Elkhorn Investments, LLC

845 W. Washington Blvd, 3rd Floor

Chicago, IL 60607

DISTRIBUTOR

Foreside Fund Services, LLC.

Three Canal Plaza, Suite 100

Portland, ME 04101

ADMINISTRATOR, CUSTODIAN,

FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP

171 North Clark Street

Chicago, Illinois 60601

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street,

Chicago, Illinois 60603

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Bruce Howard is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,000 for 2017 and $20,000 for 2018.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2018.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2017 and $5,000 for 2018.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2018.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Trust’s Audit Committee shall pre-approve all audit and permitted non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the funds. The policies and procedures require that any non-audit service provided by a fund audit firm to an Elkhorn fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of an Elkhorn fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services shall be approved in advance of provision of the service either: (i) by the Audit Committee, or (ii) by the Chair of the Audit Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) 100%

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2018.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Bruce Howard, Greg Bunch, and Jeff Helton.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(c)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	6/11/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	6/11/2018

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date	6/11/2018

*	Print the name and title of each signing officer under his or her signature.